ACQUISITIONS - Santa Gertrudis Project (Details) $ in Thousands	Nov. 01, 2017 USD ($)
Animas Resources Ltd
ACQUISITIONS
Percentage of acquisition	100.00%
Santa Gertrudis Project
ACQUISITIONS
Gross consideration	$ 80,000
Working capital adjustment to the consideration	400
Cash paid	71,999
Extinguishment of loan advanced	7,621
Transaction cost capitalized to mining properties	$ 900
Santa Gertrudis Project | Animas Resources Ltd
ACQUISITIONS
Percentage of ownership interest held	100.00%
Santa Gertrudis Project | Gogold
ACQUISITIONS
Extinguishment of loan advanced	$ 7,500
Interest rate on loan issued	10.00%
Return royalty on production from property granted	2.00%
Percentage of net smelter return royalty which may be repurchased	50.00%
Repurchase value of property	$ 7,500